WT MUTUAL FUND (THE "TRUST")

                       WILMINGTON PRIME MONEY MARKET FUND
                    WILMINGTON TAX-EXEMPT MONEY MARKET FUND
                  WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
                       WILMINGTON BROAD MARKET BOND FUND
                         WILMINGTON MUNICIPAL BOND FUND
                 WILMINGTON SHORT/ INTERMEDIATE-TERM BOND FUND
                  WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
                    WILMINGTON MULTI-MANAGER REAL ASSET FUND
                       WILMINGTON LARGE-CAP STRATEGY FUND
                       WILMINGTON SMALL-CAP STRATEGY FUND
                  WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
                 WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND
                 (EACH A "FUND," AND COLLECTIVELY, THE "FUNDS")

Supplement dated May 16, 2011 to the Funds' Prospectuses dated November 1, 2010, as amended or restated from time to time

The information in this Supplement contains new and additional information beyond that in the Prospectuses and should be read in conjunction with the Prospectuses.

On October 31, 2010, Wilmington Trust Corporation ("Wilmington Trust") entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T to effect at some date in the future a merger of Wilmington Trust into MTB One, Inc. (the "Transaction"). On May 16, 2011, the Transaction was completed and the following agreements which were approved by shareholders at the Special Meeting on March 11, 2011 became effective: (1) the new investment advisory agreement between the Trust, on behalf of each Fund, and Rodney Square Management Corporation ("RSMC"), (2) the new investment sub-advisory agreement among the Trust, on behalf of each Fund, RSMC and Wilmington Trust Investment Management LLC ("WTIM") and (3) the new investment sub-advisory agreement among the Trust, on behalf of the Wilmington Large-Cap Strategy Fund and the Wilmington Small-Cap Strategy Fund, RSMC and WTIM. As a result of the Transaction, Wilmington Trust, RSMC and WTIM are now indirect subsidiaries of M&T.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE